Accrued Compensation for Related Parties (Details Narrative) (10-K) - USD ($)						9 Months Ended
	Jul. 02, 2020	Apr. 02, 2020	Jan. 02, 2020	Oct. 18, 2019	Oct. 02, 2019	Sep. 30, 2020	Dec. 31, 2019
Executive Officer [Member]
Accrued compensation						$ 181,500	$ 193,500
Payment for accrued compensation							$ 135,000
Mr. Dickens [Member] | Employment Agreement [Member]
Annual base salary					$ 120,000
Shares granted					1,000,000
Vesting period					1 year
Number of shares issued during period, shares					250,000
Shares issuable			250,000
Mr. Dickens [Member] | Employment Agreement [Member] | Subsequent Event [Member]
Shares issuable	250,000	250,000
Michael Ladner [Member] | Employment Agreement [Member] | Legend Nutrition, Inc [Member]
Annual base salary				$ 60,000
Michael Ladner [Member] | Employment Agreement [Member] | Legend Nutrition, Inc [Member] | Starting January 1, 2020 Through October 18, 2021 [Member]
Increase in salary				$ 100,000
Performance bonus percentage				5.00%